Financial Assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Provision beginning balance	$ 301,947	$ 317,664
Provision ending balance	336,223	301,947
Mexico
Financial Assets
Provision beginning balance	214,438
Application to provision	25,309	5,707
Provision ending balance	239,748	214,438
Colombia (Airplan)
Financial Assets
Provision beginning balance	43,450
Application to provision	23,414	3,974
Provision impairment	23,414	(17,401)
Provision ending balance	66,864	43,450
Puerto Rico (Aerostar)
Financial Assets
Provision beginning balance	44,059
Provision impairment	(14,447)	(7,997)
Provision ending balance	$ 29,611	$ 44,059